Net Loss Per Class A Common Unit - Calculation (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss attributable to Zentalis Pharmaceuticals, LLC	$ (16,126)	$ (8,343)	$ (45,663)	$ (21,067)
Denominator:
Weighted average number of Class A common units outstanding, basic and diluted (in shares)	5,601	5,594	5,597	5,594
Net loss per Class A common unit (USD per share)	$ (2.88)	$ (1.49)	$ (8.16)	$ (3.77)